Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2025
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
CIK	dei_EntityCentralIndexKey	0001992104
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2025
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2025
Prospectus Date	rr_ProspectusDate	Feb. 21, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A